Label	Element	Value
Prospectus-Adviser Class | Payden Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN FLOATING RATE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of current income through floating rate debt instruments,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 62% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratios of expenses to average net assets given in the Financial Highlights in this Prospectus and in the Fund’s financial statements, which reflect the Fund’s operating expenses but not Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
ª
Under normal market conditions the Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt instruments. Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate plus a premium.

ª
The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers. The reason these loans are called “senior” is because loans are considered senior in a borrower’s capital structure in that no debt is ahead of the loans in terms of priority of payment. Where an instrument ranks in priority of payment is referred to as seniority. Based on this ranking, a corporate issuer in the event of a default will direct payments such that the senior most creditors are paid first, while the most junior equity holders are paid last. In a typical structure, senior secured and unsecured creditors will be first in right of payment, followed by subordinate bond holders, junior bondholders, preferred shareholders and common shareholders. Loans are typically senior, secured debt instruments and rank highest in the capital structure of corporations. Thus, throughout this discussion, the floating rate loans in which the Fund invests are referred to as “Senior Loans.”

ª
The Fund invests in Senior Loans that are syndicated loans. These loans are structured by a syndicator, such as a bank or other lender, which also markets the loans to potential investors, such as the Fund. The Fund may invest in Senior Loans in one of three ways. First, much like an initial public offering of equity securities, the Fund could be one of the initial investors in the Senior Loan and thus would invest directly as a signatory to the original loan agreement. Second, the Fund could also invest directly in the Senior Loan by assignment from an original lender. Third, the Fund may invest indirectly in the Senior Loan through a loan participation agreement.

ª
Under normal market conditions, the Fund invests a substantial portion of its total assets in Senior Loans and other debt instruments that are rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

ª
Payden seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans. When selecting Senior Loans, Payden seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Senior Loans may be sold if, in Payden’s opinion, the risk-return profile deteriorates or to pursue more attractive investment opportunities.

ª
The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans, other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days are deemed floating rate assets.

ª
To the extent the Fund invests in assets that are denominated in a currency other than the U.S. dollar, the Fund may engage in foreign currency exchange contracts and other currency strategies to convert such foreign currencies into U.S. dollars to hedge against fluctuations in currency exchange rates.

ª
To the extent the Fund invests in fixed rate Senior Loans, other fixed rate loans or other fixed rate debt instruments, the Fund may engage in interest rate swaps in which it pays a fixed rate of interest to a counterparty and receives a floating rate of interest from the counterparty to hedge against fluctuations in interest rates. In addition, the notional amount of the Fund’s investments in interest rate swaps will be the amount that is counted toward satisfaction of the Fund’s policy of investing 80% of its total assets in floating rate loans or other floating rate debt instruments.

ª
The Fund may invest up to 20% of its assets in fixed rate fixed income securities in which the Fund has not entered into any interest rate swaps. Such fixed rate fixed income securities include, but are not limited to, corporate bonds, preferred securities, convertible securities, asset-backed securities, mortgage-backed securities and U.S. Government debt securities.

ª	The Fund’s investments in any floating rate and fixed income securities may be of any maturity.
ª	The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
ª
The Fund may invest up to 30% of its total assets in collateralized loan obligations (“CLOs”). CLOs are asset-backed securities that are formed to hold and manage diversified pools of Senior Loans. These asset-backed structures issue several debt tranches that typically include at least an AAA-rated tranche, an AA-rated tranche and a BBB-rated tranche and that have rights to the collateral and payment stream, in descending order. The proceeds from the debt tranches are used to purchase the corporate loans. CLOs are usually rated by two of the three major ratings agencies and impose a series of covenant tests on the respective collateral managers, including minimum rating and industry diversification. The Fund would potentially invest in these rated debt tranches issued by the CLOs.

ª
To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, as well as the Credit Suisse Institutional Leveraged Loan BB Index, and the Bloomberg US Leveraged Loan Index, additional market indexes with characteristics that are similar to those of the Fund, for the periods indicated. Effective February 28, 2025, the Fund’s benchmark changed from the Credit Suisse Institutional Leveraged Loan BB Index to the Bloomberg US Leveraged Loan Index.
After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Updated performance information for the Fund may be found on the Fund’s internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, as well as the Credit Suisse Institutional Leveraged Loan BB Index, and the Bloomberg US Leveraged Loan Index, additional market indexes with characteristics that are similar to those of the Fund, for the periods indicated.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the one-year period, the Fund’s best quarter was 2ndQ 2024 (2.19%), and the worst quarter was 3rdQ 2024 (1.88%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/24
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2025, the Fund’s benchmark changed from the Credit Suisse Institutional Leveraged Loan BB Index to the Bloomberg US Leveraged Loan Index.The Bloomberg US Aggregate Bond Index is replacing the Credit Suisse Institutional Leveraged Loan BB Index as a broad-based securities market index to comply with a new regulatory requirement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Prospectus-Adviser Class | Payden Floating Rate Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Prospectus-Adviser Class | Payden Floating Rate Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Credit Risk. Debt instruments are also subject to credit risk. Credit risk is the risk that the issuer of a debt instrument will be unable to make interest or principal payments on time and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. A debt instrument’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt instruments involve lower credit risk than lower-rated debt instruments. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt instruments than for U.S. Government debt instruments.

Prospectus-Adviser Class | Payden Floating Rate Fund | Senior Loans Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Senior Loans Risk. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans. Also, because Payden relies mainly on its own evaluation of the creditworthiness of borrowers, the Fund is particularly dependent on portfolio management’s analytical abilities. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In addition, bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its right. A significant portion of bank loans are “covenant light.” Transactions in Senior Loans and other loans may settle on a delayed basis (which in some cases may be several weeks or longer). As a result, the proceeds from the sale of a loan may not be immediately available to make additional investments or to meet the Fund’s redemption obligations. Senior Loans and other loans may not be considered “securities” for certain purposes, and purchasers (such as the Fund) therefore may not be entitled to rely on the anti-fraud protections and other safeguards provided by U.S. federal securities laws.

Prospectus-Adviser Class | Payden Floating Rate Fund | Below Investment Grade Credit [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Below Investment Grade Credit. Below investment grade instruments are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt instruments may fluctuate more than the market prices of investment grade debt instruments and may decline more significantly in periods of general economic difficulty.

Prospectus-Adviser Class | Payden Floating Rate Fund | Interest Rates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Interest Rates. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. The Fund faces a heightened risk that interest rates may rise. The negative impact on fixed income securities resulting from such rate increases could be swift and significant. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to reinvest the repayment proceeds at lower yields. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.

Prospectus-Adviser Class | Payden Floating Rate Fund | Market Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Market Events Risk. The value of the Fund’s securities may increase or decrease, rapidly or unpredictably. Some factors that may affect securities markets include changes in general market conditions, overall economic trends or events, governmental actions or intervention, threat of a U.S. government shutdown, a downgrade of the ratings of U.S. government debt obligations, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes, or other factors, political developments, armed conflict, investor sentiment and the global and domestic effects of natural disasters and pandemics. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. In response to high inflation, the U.S. Federal Reserve increased interest rates in an attempt to slow economic growth, and it may continue to raise interest rates in the future. This and other changes in monetary and fiscal policy may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, labor disputes, public health events, terrorism, natural disasters, war, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Prospectus-Adviser Class | Payden Floating Rate Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Liquidity Risk. Some investments may be difficult to purchase or sell, particularly during times of market instability, or due to adverse changes in the conditions of a particular issuer. In addition, the Fund may not receive proceeds from the sale of certain securities for an extended period of time, which in some cases could exceed several weeks or longer. The Fund will not receive sales proceeds until settlement occurs, which may constrain the Fund’s ability to meet redemption requests or other obligations. Illiquid assets may also be difficult to value. If the Fund must sell illiquid assets to meet redemption requests or other cash needs, the Fund may be unable to sell such assets at an advantageous time or price or achieve its desired level of exposure to certain market segments. Liquidity risk may result from the lack of an active market, as well as the reduced number and capacity of traditional market participants to make a market in fixed income securities, for instance, when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers may have less willingness to make markets for fixed income securities. Certain dealers may also reduce their inventories of certain securities in response to federal banking regulations, which may further decrease the Fund’s ability to buy or sell such securities. Liquidity risk is likely to be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds are higher than normal.

Prospectus-Adviser Class | Payden Floating Rate Fund | Foreign Investments [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value, volatility and liquidity of these securities.

Prospectus-Adviser Class | Payden Floating Rate Fund | Collateralized Loan Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Collateralized Loan Obligations Risk. In addition to the normal interest rate, liquidity, credit, default and other risks of debt instruments, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Prospectus-Adviser Class | Payden Floating Rate Fund | Mortgage Backed Asset Backed Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally driven by changes in interest rates. When interest rates increase the market values of mortgage-backed securities decline. At the same time, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of increasing interest rates on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, many mortgage-backed securities may be prepaid prior to maturity and when interest rates decline, while the value of such securities may increase, the rate of prepayment also tends to increase, which shortens the effective duration of the securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations, or that the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks.

Prospectus-Adviser Class | Payden Floating Rate Fund | Derivatives [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Derivatives. The use of derivatives can lead to losses due to: (1) adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative; (2) failure of a counterparty; or (3) tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s sensitivity to market events and to the underlying instrument. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use interest rate swaps. A principal risk of interest rate swaps is that the Fund’s investment adviser could incorrectly forecast interest rates.

Prospectus-Adviser Class | Payden Floating Rate Fund | Investment Company and Exchange Traded Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Investment Company and Exchange-Traded Fund Risk. Investing in an investment company or ETF presents the risk that the investment company or ETF in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.

Prospectus-Adviser Class | Payden Floating Rate Fund | Affiliated Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Affiliated Fund Risk. When the Adviser invests Fund assets in an investment company that is also managed by the Adviser, the risk presented is that, due to its own financial interest or other business considerations, the Adviser may have had an incentive to make that investment in lieu of investments by the Fund directly in portfolio securities, or in lieu of investment in investment companies sponsored or managed by others.

Prospectus-Adviser Class | Payden Floating Rate Fund | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could adversely affect the Fund’s performance. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of the Fund’s shares may decline. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs.

Prospectus-Adviser Class | Payden Floating Rate Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª	Management Risk. The investment techniques and analysis used by the Fund’s portfolio managers may not produce the desired results.

Prospectus-Adviser Class | Payden Floating Rate Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data, including private shareholder information, or proprietary information, cause the Fund, the Fund’s portfolio managers and/or their service providers, including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries, to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Fund’s portfolio managers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Prospectus-Adviser Class | Payden Floating Rate Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	549
10 Years	rr_ExpenseExampleYear10	$ 1,221
2024	rr_AnnualReturn2024	8.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.88%
1 Year	rr_AverageAnnualReturnYear01	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2023
Prospectus-Adviser Class | Payden Floating Rate Fund | After Taxes on Distributions | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2023
Prospectus-Adviser Class | Payden Floating Rate Fund | After Taxes on Distributions and Sale of Fund Shares | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2023
Prospectus-Adviser Class | Payden Floating Rate Fund | Bloomberg US Aggregate Bond Index (The returns for the indexes are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2023
Prospectus-Adviser Class | Payden Floating Rate Fund | Bloomberg US Leveraged Loan Index (The returns for the indexes are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.77%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2023
Prospectus-Adviser Class | Payden Floating Rate Fund | Credit Suisse Institutional Leveraged Loan BB Index (The returns for the indexes are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2023

[1]
The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratios of expenses to average net assets given in the Financial Highlights in this Prospectus and in the Fund’s financial statements, which reflect the Fund’s operating expenses but not Acquired Fund Fees and Expenses.

[2]
Payden & Rygel (“Payden”) has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding 12b‑1 Distribution Fees, Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) exceed 0.70%. This agreement has a one‑year term ending February 28, 2026; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees. The Fund remains liable to Payden for expenses subsidized in any fiscal year up to a maximum of three years from the date of the specific waiver.

[3]	The Bloomberg US Aggregate Bond Index is replacing the Credit Suisse Institutional Leveraged Loan BB Index as a broad-based securities market index to comply with a new regulatory requirement.